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THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 106.5%
	ASSET MANAGEMENT - 6.5%
1,000	Charles Schwab Corporation (The)	$ 59,150
300	LPL Financial Holdings, Inc.	69,177
		128,327
	AUTOMOTIVE - 15.4%
825	BYD Company Ltd. - ADR	52,091
1,500	Harley-Davidson, Inc.	50,625
2,400	Rivian Automotive, Inc.(a)	54,552
563	Tesla, Inc.(a)	145,299
		302,567
	BEVERAGES - 3.5%
350	Celsius Holdings, Inc.(a)	68,614

	BIOTECH & PHARMA - 10.2%
130	Eli Lilly and Company	72,046
1,700	Halozyme Therapeutics, Inc.(a)	72,352
300	Zoetis, Inc.	57,153
		201,551
	ENGINEERING & CONSTRUCTION - 4.2%
400	Quanta Services, Inc.	83,948

	HEALTH CARE FACILITIES & SERVICES - 3.1%
300	Charles River Laboratories International, Inc.(a)	62,046

	INDUSTRIAL INTERMEDIATE PROD - 4.6%
500	Chart Industries, Inc.(a)	90,290

	INTERNET MEDIA & SERVICES - 23.8%
550	Airbnb, Inc., CLASS A(a)	72,353
1,500	Alphabet, Inc., Class A(a)	204,255
500	Baidu, Inc. - ADR(a)	71,416
125	Netflix, Inc.(a)	54,210
1,500	Uber Technologies, Inc.(a)	70,845
		473,079

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 106.5% (Continued)
	LEISURE FACILITIES & SERVICES - 7.0%
1,300	Caesars Entertainment, Inc.(a)	$ 71,838
35	Chipotle Mexican Grill, Inc.(a)	67,432
		139,270
	RENEWABLE ENERGY - 4.7%
240	Enphase Energy, Inc.(a)	30,367
2,050	Green Plains, Inc.(a)	63,632
		93,999
	RETAIL - DISCRETIONARY - 2.8%
150	Lululemon Athletica, Inc.(a)	57,190

	SEMICONDUCTORS - 5.6%
100	NVIDIA Corporation	49,355
1,300	Wolfspeed, Inc.(a)	62,166
		111,521
	SOFTWARE - 11.3%
300	Palo Alto Networks, Inc.(a)	72,990
325	Salesforce, Inc.(a)	71,975
675	Splunk, Inc.(a)	81,850
		226,815
	TECHNOLOGY HARDWARE - 3.8%
1,500	Ciena Corporation(a)	74,970

	TOTAL COMMON STOCKS (Cost $1,969,224)	2,114,187

	TOTAL INVESTMENTS - 106.5% (Cost $1,969,224)	$ 2,114,187
	SECURITIES SOLD SHORT - (37.5)% (Proceeds - $707,678)	(747,051)
	ASSETS IN EXCESS OF OTHER LIABILITIES - 31.0%	615,346
	NET ASSETS - 100.0%	$ 1,982,428

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2023

Shares		Fair Value
COMMON STOCKS — (37.5)%
APPAREL & TEXTILE PRODUCTS - (3.0)%
(8,500)	Under Armour, Inc., Class C	$ (58,565)

ASSET MANAGEMENT - (2.8)%
(1,600)	Federated Hermes, Inc., B	(55,616)

AUTOMOTIVE - (7.1)%
(5,000)	Lucid Group, Inc.	(31,400)
(12,500)	Polestar Automotive Holding UK plc - ADR	(41,625)
(400)	Toyota Motor Corporation - ADR	(68,853)
(141,878)
CONSUMER SERVICES - (2.4)%
(5,000)	WW International, Inc.	(48,550)

E-COMMERCE DISCRETIONARY - (1.5)%
(650)	eBay, Inc.	(29,107)

ELECTRICAL EQUIPMENT - (1.1)%
(3,100)	ChargePoint Holdings, Inc.	(22,196)

HOME & OFFICE PRODUCTS - (2.7)%
(5,000)	Newell Brands, Inc.	(52,900)

INTERNET MEDIA & SERVICES - (3.5)%
(900)	Pinterest, Inc., Class A	(24,741)
(4,400)	Snap, Inc., Class A	(45,540)
(70,281)
LEISURE PRODUCTS - (3.5)%
(1,400)	YETI Holdings, Inc.	(69,930)

PUBLISHING & BROADCASTING - (2.2)%
(1,000)	Scholastic Corporation	(43,450)

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — (37.5)% (Continued)
	REAL ESTATE SERVICES - (3.5)%
(1,250)	Marcus & Millichap, Inc.	$ (41,625)
(1,750)	RE/MAX Holdings, Inc., Class A	(28,350)
		(69,975)
	RETAIL - DISCRETIONARY - (1.9)%
(250)	Genuine Parts Company	(38,433)

	SOFTWARE - (2.3)%
(650)	Zoom Video Communications, Inc., Class A	(46,170)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $707,678)	$ (747,051)